Long-Term Debt and Other Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Annual Principal Payments [Abstract]
Total	$ 218,551	$ 173,289
Long-Term Debt and Other Financial Liabilities [Member]
Annual Principal Payments [Abstract]
December 31, 2022	69,821
December 31, 2023	35,731
December 31, 2024	18,108
December 31, 2025	45,041
Thereafter	49,850
Total	$ 218,551